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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

 INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT TO SECTION
       13(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

        Report for the Calendar Year or Quarter Ended September 30, 2008

                (Please read instructions before preparing form.)

If amended report check here: [_]

Stephen W. Kidder
Name of Institutional Investment Manager

Hemenway & Barnes, LLP   60 State Street   Boston,   MA        02109
Business Address         (Street)          (City)    (State)   (Zip)

(617) 227-7940
Name, Phone No., and Title of Person Duly Authorized to Submit This Report.

                                   ATTENTION

           Intentional misstatements or omissions of facts constitute
                          Federal Criminal Violations.
                    See 18 U.S.C. 1001 and 15 U.S.C. 78ff(a)

 The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this
  Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

     Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of Boston and State of Massachusetts on the 4th day of November, 2008.

                                     Stephen W. Kidder
                                     -------------------------------------------
                                     (Name of Institutional Investment Manager)


                                     -------------------------------------------
                                     (Manual Signature of Person Duly Authorized
                                      to Submit This Report)

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filled (other than the one filing this report): (List in alphabetical order).

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.

Name:                    13F File No.:   Name:                     13F File No.:
-----                    -------------   -----                     -------------
1. Brian C. Broderick    28-11136        6.  ___________________   _____________
2. Michael B. Elefante   28-06281        7.  ___________________   _____________
3. Timothy F. Fidgeon    28-06169        8.  ___________________   _____________
4. Michael J. Puzo       28-06165        9.  ___________________   _____________
5. Kurt F. Somerville    28-10379        10. ___________________   _____________

*    Refers to manager number on attached detail in Item 7.

AS OF SEPTEMBER 30, 2008                               FORM 13F                SEC FILE #STEPHEN W KIDDER \ 28-11134

ITEM 1:                    ITEM 2:      ITEM 3:      ITEM 4:    ITEM 5:      ITEM 6:      ITEM 7:       ITEM 8:
----------------------  -------------  ---------  -----------  ---------  -------------  --------  ------------------
                                                               SHARES OR                            VOTING AUTHORITY
                            TITLE        CUSIP    FAIR MARKET  PRINCIPAL    INVESTMENT             ------------------
NAME OF ISSUER             OF CLASS      NUMBER      VALUE       AMOUNT     DISCRETION   MANAGERS  (A)    (B)    (C)
--------------          -------------  ---------  -----------  ---------  -------------  --------  ----  ------  ----
                                                                          (A)  (B)  (C)            SOLE  SHARED  NONE
                                                                          ---  ---  ---            ----  ------  ----
A F L A C INC           COMMON STOCK   001055102       410075     6980               XX                    6980
ABBOTT LABS             COMMON STOCK   002824100       835774    14515               XX                   14515
AMGEN INC               COMMON STOCK   031162100       283311     4780               XX                    4780
APTARGROUP INC          COMMON STOCK   038336103       871175    22275               XX                   22275
AUTOMATIC DATA          COMMON STOCK   053015103       544635    12740               XX                   12740
PROCESSING
B P PLC ADR             COMMON STOCK   055622104       580517    11571               XX                   11571
BERKSHIRE HATHAWAY INC  CLASS B        084670207       461475      105               XX                     105
CANADIAN NATIONAL       COMMON STOCK   136375102       857353    17925               XX                   17925
RAILWAY CO
CATERPILLAR INC         COMMON STOCK   149123101       476800     8000               XX                    8000
CHEVRON CORP            COMMON STOCK   166764100       501066     6075               XX                    6075
CHUBB CORPORATION       COMMON STOCK   171232101       636840    11600               XX                   11600
CISCO SYS INC           COMMON STOCK   17275R102       267900    11875               XX                   11875
COCA COLA CO            COMMON STOCK   191216100       415108     7850               XX                    7850
E M C CORP              COMMON STOCK   268648102       471882    39455               XX                   39455
EMERSON ELECTRIC CO     COMMON STOCK   291011104       752576    18450               XX                   18450
ENCANA CORP             COMMON STOCK   292505104      1359625    20685               XX                   20685
EXXON MOBIL CORP        COMMON STOCK   30231G102      1489441    19179               XX                   19179
GENERAL ELECTRIC CO     COMMON STOCK   369604103      1472957    57763               XX                   57763
GROUPE DANONE           SPONSORED      399449107       250037    17800               XX                   17800
                        ADR

AS OF SEPTEMBER 30, 2008                               FORM 13F                SEC FILE #STEPHEN W KIDDER \ 28-11134

ITEM 1:                    ITEM 2:      ITEM 3:      ITEM 4:    ITEM 5:      ITEM 6:      ITEM 7:       ITEM 8:
----------------------  -------------  ---------  -----------  ---------  -------------  --------  ------------------
                                                               SHARES OR                            VOTING AUTHORITY
                            TITLE        CUSIP    FAIR MARKET  PRINCIPAL    INVESTMENT             ------------------
NAME OF ISSUER             OF CLASS      NUMBER      VALUE       AMOUNT     DISCRETION   MANAGERS  (A)    (B)    (C)
--------------          -------------  ---------  -----------  ---------  -------------  --------  ----  ------  ----
                                                                          (A)  (B)  (C)            SOLE  SHARED  NONE
                                                                          ---  ---  ---            ----  ------  ----
HELMERICH & PAYNE INC   COMMON STOCK   423452101       306649     7100               XX                    7100
HEWLETT PACKARD CO      COMMON STOCK   428236103       346800     7500               XX                    7500
INTEL CORPORATION       COMMON STOCK   458140100      1035488    55285               XX                   55285
JOHNSON & JOHNSON       COMMON STOCK   478160104      1708098    24655               XX                   24655
LINCOLN NATL CORP IND   COMMON STOCK   534187109       712187    16636               XX                   16636
MERCK & CO INC          COMMON STOCK   589331107       306132     9700               XX                    9700
MICROSOFT CORP          COMMON STOCK   594918104       731173    27395               XX                   27395
NOKIA CORP ADR A        COMMON STOCK   654902204       332903    17850               XX                   17850
NOVARTIS AG ADR         COMMON STOCK   66987V109       647818    12260               XX                   12260
NOVO NORDISK A/S ADR    COMMON STOCK   670100205       307200     6000               XX                    6000
PEPSICO INC             COMMON STOCK   713448108       395549     5550               XX                    5550
PORTLAND GENERAL        COMMON STOCK   736508847       242515    10250               XX                   10250
ELECTRIC CO
PROCTER & GAMBLE CO     COMMON STOCK   742718109      2080386    29852               XX                   29852
ROCKWELL COLLINS INC    COMMON STOCK   774341101       201978     4200               XX                    4200
SNAP ON INC             COMMON STOCK   833034101       200108     3800               XX                    3800
SYSCO CORP              COMMON STOCK   871829107       595019    19300               XX                   19300
3 M COMPANY             COMMON STOCK   88579Y101       977858    14315               XX                   14315
WELLS FARGO & CO        COMMON STOCK   949746101       321820     8575               XX                    8575
WYETH                   COMMON STOCK   983024100       254886     6900               XX                    6900
ZIMMER HOLDINGS INC     COMMON STOCK   98956P102       247588     3835               XX                    3835

AS OF SEPTEMBER 30, 2008                               FORM 13F                SEC FILE #STEPHEN W KIDDER \ 28-11134

ITEM 1:                    ITEM 2:      ITEM 3:      ITEM 4:    ITEM 5:      ITEM 6:      ITEM 7:       ITEM 8:
----------------------  -------------  ---------  -----------  ---------  -------------  --------  ------------------
                                                               SHARES OR                            VOTING AUTHORITY
                            TITLE        CUSIP    FAIR MARKET  PRINCIPAL    INVESTMENT             ------------------
NAME OF ISSUER             OF CLASS      NUMBER      VALUE       AMOUNT     DISCRETION   MANAGERS  (A)    (B)    (C)
--------------          -------------  ---------  -----------  ---------  -------------  --------  ----  ------  ----
                                                                          (A)  (B)  (C)            SOLE  SHARED  NONE
                                                                          ---  ---  ---            ----  ------  ----
AGGREGATE TOTAL                                    24,890,702